OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2020
Disclosure of other operating income [Abstract]
OTHER OPERATING INCOME
4.	OTHER OPERATING INCOME

	December 31, 2020 US$‘000	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Government supports - COVID-19	1,840	-	-
Other income	17	88	99
Rental income from premises	3	3	3

	1,860	91	102

Government supports  - COVID-19 comprises funding received under the U.S. government’s Cares Act, specifically its Paycheck Protection Program and its Provider Relief Fund. Two out of six Paycheck Protection Program (“PPP”) loans received by the Company, amounting to US$1,615,000, were forgiven during the year. The four loans which remained unforgiven at year end, totaling US$2,905,000, are treated as short term liabilities at December 31, 2020. Three of these loans were 100% forgiven in early 2021 and we are in the process of seeking forgiveness for the final remaining PPP loan which amounts to US$244,000.  These four remaining loans are treated as short term liabilities at December 31, 2020 (refer to Note 23). In addition, the company received US$225,000 under the Provider Relief Fund.

Other income comprises US$17,000 (2019: US$88,000) for provision of canteen services to third parties in Ireland. Due to COVID-19 restrictions, these services were suspended in the second quarter of 2020.